UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:10/31/09

Item 1.  Schedule of Investments.

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
October 31, 2009 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 99.5%
	ASSET ALLOCATION FUND - 4.7%
562,700	PowerShares DB G10 Currency Harvest Fund *	$ 13,049,013

	COMMODITY FUND - 6.5%
478,688	PowerShares DB Gold Fund *	17,955,587

	DEBT FUND - 26.4%
419,674	iShares Barclays 7-10 Year Treasury Bond Fund	38,605,812
433,408	Vanguard Short-Term Bond ETF	34,698,644
		73,304,456
	EQUITY FUND - 61.9%
255,894	iShares Dow Jones US Consumer Goods Sector Index Fund	13,424,199
254,597	iShares Dow Jones US Consumer Services Sector Index Fund	12,986,993
257,000	iShares Dow Jones US Technology Sector Index Fund	13,222,650
388,100	iShares FTSE/Xinhua China 25 Index Fund	16,187,651
725,200	iShares MSCI Australia Index Fund	15,903,636
1,650,300	iShares MSCI Malaysia Index Fund	17,311,647
1,555,250	iShares MSCI Singapore Index Fund	16,299,020
295,575	iShares MSCI South Africa Index Fund	15,319,652
478,100	Vanguard Small-Cap Growth ETF	25,626,160
504,100	Vanguard Small-Cap Value ETF	25,275,574
		171,557,182

	TOTAL EXCHANGE TRADED FUNDS (Cost $251,114,149)	275,866,238

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
1,928,620	HighMark US Treasury Money Market, 0.09%**, 12/31/30
	(Cost $1,928,620)	1,928,620

	TOTAL INVESTMENTS - 100.2% (Cost $253,042,769)(a)	$ 277,794,858
	OTHER ASSETS & LIABILITIES - (0.2)%	(548,120)
	TOTAL NET ASSETS - 100%	$ 277,246,738

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2009.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 28,876,740
	Unrealized Depreciation:	(4,124,651)
	Net Unrealized Appreciation:	$ 24,752,089

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 275,866,238	$ -	$ -	$ 275,866,238
Money Market Funds	-	1,928,620	-	1,928,620
Total	$ 275,866,238	$ -	$ -	$ 277,794,858

                                                  The Fund did not hold any Level 3 securities during the period.

Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS
October 31, 2009 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 99.2%
	COMMODITY FUND - 9.9%
168,900	PowerShares DB Base Metals Fund *	$ 3,296,928

	EQUITY FUND - 89.3%
119,650	Consumer Discretionary Select Sector SPDR Fund	3,206,620
161,575	First Trust DJ Global Select Dividend Index Fund	3,334,908
92,475	iShares MSCI Emerging Markets Index Fund	3,473,361
77,300	iShares MSCI Pacific ex-Japan Index Fund	3,060,307
106,450	iShares S&P Developed ex-U.S. Property Index Fund	3,297,821
87,825	iShares S&P Latin America 40 Index Fund	3,782,623
45,900	iShares S&P MidCap 400 Growth Index Fund	3,270,375
59,650	SPDR S&P International Dividend ETF	3,079,730
159,300	Technology Select Sector SPDR Fund	3,283,173
		29,788,918

	TOTAL EXCHANGE TRADED FUNDS (Cost $32,307,203)	33,085,846

	SHORT-TERM INVESTMENTS - 3.3%
	MONEY MARKET FUNDS - 3.3%
1,116,071	HighMark US Treasury Money Market, 0.09%**, 12/31/30
	(Cost $1,116,071)	1,116,071

	TOTAL INVESTMENTS - 102.5% (Cost $33,423,274) (a)	$ 34,201,917
	OTHER ASSETS & LIABILITIES - (2.5)%	(858,691)
	TOTAL NET ASSETS - 100%	$ 33,343,226

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2009.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 938,898
	Unrealized Depreciation:	(160,255)
	Net Unrealized Appreciation:	$ 778,643

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 33,085,846	$ -	$ -	$ 33,085,846
Money Market Funds	-	1,116,071	-	1,116,071
Total	$ 33,085,846	$ -	$ -	$ 34,201,917

                                                  The Fund did not hold any Level 3 securities during the period.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS
October 31, 2009 (Unaudited)
	Shares		Value

		COMMON STOCKS - 20.2%^
		ADVERTISING - 0.1%
	4,700	Harte-Hanks, Inc.	$ 55,178

		AEROSPACE/DEFENSE - 0.2%
	2,500	AAR Corp. *	49,025
	1,000	Goodrich Corp.	54,350
	1,200	Northrop Grumman Corp.	60,156
			163,531
		AGRICULTURE - 0.4%
	4,800	Archer-Daniels-Midland Co.	144,576
	900	Lorillard, Inc.	69,948
	1,500	Reynolds American, Inc.	72,720
			287,244
		AIRLINES - 0.2%
	6,800	AirTran Holdings, Inc. *	28,764
	2,600	Alaska Air Group, Inc. *	66,872
	2,800	Skywest, Inc.	39,116
			134,752
		AUTO MANUFACTURERS - 0.4%
	28,800	Ford Motor Co. *	201,600
	1,600	Oshkosh Corp.	50,016
			251,616
		AUTO PARTS & EQUIPMENT - 0.1%
	7,700	Spartan Motors, Inc.	38,423

		BANKS - 0.6%
	3,500	Capital One Financial Corp.	128,100
	84	First Horizon National Corp. *	994
	600	Goldman Sachs Group, Inc. (The)	102,102
	1,600	JPMorgan Chase & Co.	66,832
	2,700	Morgan Stanley	86,724
			384,752
		BEVERAGES - 0.2%
	4,100	Coca-Cola Enterprises, Inc.	78,187
	2,000	Pepsi Bottling Group, Inc.	74,880
			153,067
		BIOTECHNOLOGY - 0.1%
	1,000	Life Technologies Corp. *	47,170

		BUILDING MATERIALS - 0.1%
	3,600	Apogee Enterprises, Inc.	47,664

		CHEMICALS - 0.2%
	1,800	Ashland, Inc.	62,172
	900	Lubrizol Corp.	59,904
	1,900	Valspar Corp.	48,203
			170,279
		COMMERCIAL SERVICES - 0.5%
	2,150	Career Education Corp. *	44,806
	3,800	Deluxe Corp.	54,074
	1,400	Lender Processing Services, Inc.	55,720
	1,100	Manpower, Inc.	52,151
	2,600	Rent-A-Center, Inc. (TX) *	47,736
	6,800	Spherion Corp. *	33,660
	3,800	Total System Services, Inc.	60,686
			348,833

		COMPUTERS - 1.7%
	1,100	Affiliated Computer Services, Inc. *	57,299
	800	Apple, Inc. *	150,800
	1,200	Cognizant Technology Solutions Corp. - Cl. A *	46,380
	1,600	Computer Sciences Corp. *	81,136
	5,800	Dell, Inc. *	84,042
	2,300	Diebold, Inc.	69,552
	7,600	EMC Corp/Massachusetts *	125,172
	2,900	Hewlett-Packard Co.	137,634
	1,200	International Business Machines Corp.	144,732
	3,200	NetApp, Inc. *	86,560
	2,200	SanDisk Corp. *	45,056
	2,600	Teradata Corp. *	72,488
	2,700	Western Digital Corp. *	90,936
			1,191,787
		DISTRIBUTION/WHOLESALE - 0.2%
	3,100	Ingram Micro, Inc. *	54,715
	1,100	Tech Data Corp. *	42,273
	500	WW Grainger, Inc.	46,865
			143,853
		DIVERSIFIED FINANCIAL SERVICES - 0.3%
	2,000	American Express Co.	69,680
	4,100	Discover Financial Services	57,974
	5,600	SLM Corp. *	54,320
			181,974
		ELECTRIC - 1.4%
	22,600	AES Corp (The) *	295,382
	8,900	Constellation Energy Group, Inc.	275,188
	2,200	DTE Energy Co.	81,356
	3,500	Duke Energy Corp.	55,370
	88,800	Dynegy, Inc. *	177,600
	1,400	PG&E Corp.	57,246
			942,142
		ELECTRICAL COMPONENTS AND EQUIPMENT - 0.1%
	1,500	Hubbell, Inc.	63,795

		ELECTRONICS - 0.1%
	1,900	Arrow Electronics, Inc. *	48,146
	3,300	Gentex Corp.	52,833
			100,979
		ENGINEERING AND CONSTRUCTION - 0.2%
	2,300	KBR, Inc.	47,081
	1,900	URS Corp. *	73,834
			120,915
		FOOD - 0.6%
	1,600	Cal-Maine Foods, Inc.	43,440
	2,800	Dean Foods Co. *	51,044
	900	Lancaster Colony Corp.	43,722
	3,600	Safeway, Inc.	80,388
	5,600	Sara Lee Corp.	63,224
	1,710	Sysco Corp.	45,230
	3,500	Tyson Foods, Inc.	43,820
	1,600	Whole Foods Market, Inc. *	51,296
			422,164
		FOREST PRODUCTS & PAPER - 0.4%
	4,700	International Paper Co.	104,857
	3,400	MeadWestvaco Corp.	77,622
	1,300	Schweitzer-Mauduit International, Inc.	67,145
			249,624
		GAS - 0.4%
	2,000	AGL Resources, Inc.	69,920
	1,900	Atmos Energy Corp.	52,915
	5,200	NiSource, Inc.	67,184
	2,900	Southern Union Co.	56,753
			246,772
		HEALTHCARE - PRODUCTS - 0.2%
	5,000	Boston Scientific Corp. *	40,600
	2,300	Kinetic Concepts, Inc. *	76,337
			116,937
		HEALTHCARE - SERVICES - 0.8%
	1,600	CIGNA Corp.	44,544
	1,800	Community Health Systems, Inc. *	56,304
	5,800	Health Management Associates, Inc. *	35,380
	1,600	Humana, Inc. *	60,128
	1,900	LifePoint Hospitals, Inc. *	53,827
	2,100	RehabCare Group, Inc. *	39,375
	3,600	UnitedHealth Group, Inc.	93,420
	700	Universal Health Services, Inc.	38,955
	2,600	WellPoint, Inc. *	121,576
			543,509
		HOME BUILDERS - 0.2%
	3,100	Thor Industries, Inc.	81,282
	4,200	Winnebago Industries *	48,300
			129,582
		HOUSEHOLD PRODUCTS/WARES - 0.1%
	1,000	Scotts Miracle-Gro Co. (The)	40,620
	1,200	Tupperware Brands Corp.	54,024
			94,644
		HOUSEWARES - 0.1%
	3,500	Newell Rubbermaid, Inc.	50,785

		INSURANCE - 1.1%
	2,000	Arthur J Gallagher & Co.	44,620
	2,000	Chubb Corp.	97,040
	800	Everest Re Group, Ltd.	69,992
	1,400	First American Corp.	42,546
	4,800	Genworth Financial, Inc. - Cl. A *	50,976
	2,200	HCC Insurance Holdings, Inc.	58,058
	6,600	Old Republic International Corp.	70,488
	1,800	Principal Financial Group, Inc.	45,072
	1,900	Tower Group, Inc.	46,702
	2,300	Travelers Cos, Inc. (The)	114,517
	3,500	WR Berkley Corp.	86,520
	2,700	XL Capital, Ltd.	44,307
			770,838
		INTERNET - 0.4%
	800	Amazon.com, Inc. *	95,048
	2,700	Expedia, Inc. *	61,209
	1,100	McAfee, Inc. *	46,068
	300	priceline.com, Inc. *	47,337
			249,662
		IRON/STEEL - 0.1%
	1,300	Nucor Corp.	51,805
	1,000	Reliance Steel & Aluminum Co.	36,480
			88,285
		LEISURE TIME - 0.1%
	3,400	Harley-Davidson, Inc.	84,728

		MACHINERY - DIVERSIFIED - 0.2%
	2,500	Briggs & Stratton Corp.	46,750
	1,200	Rockwell Automation, Inc. (DE)	49,140
	2,700	Zebra Technologies Corp. *	67,500
			163,390
		MEDIA - 0.3%
	1,200	Time Warner Cable, Inc.	47,328
	4,200	Time Warner, Inc.	126,505
	1,700	Viacom, Inc. *	46,903
			220,736
		MISCELLANEOUS MANUFACTURING - 0.2%
	600	3M Co.	44,142
	2,600	Leggett & Platt, Inc.	50,258
	3,600	Sturm Ruger & Co., Inc.	38,232
			132,632
		OFFICE/BUSINESS EQUIPMENT - 0.1%
	13,700	Xerox Corp.	103,024

		OIL & GAS - 0.6%
	900	Anadarko Petroleum Corp.	54,837
	800	Murphy Oil Corp.	48,912
	1,700	Newfield Exploration Co. *	69,734
	700	Noble Energy, Inc.	45,941
	700	Occidental Petroleum Corp.	53,116
	4,500	Tesoro Corp (TX)	63,630
	3,000	Valero Energy Corp.	54,300
			390,470
		PACKAGING & CONTAINERS - 0.6%
	1,900	Ball Corp.	93,727
	1,900	Bemis Co., Inc.	49,077
	1,300	Owens-Illinois, Inc. *	41,444
	1,100	Rock-Tenn Co.	48,180
	3,500	Sealed Air Corp.	67,305
	1,700	Sonoco Products Co.	45,475
	3,800	Temple-Inland, Inc.	58,710
			403,918
		PHARMACEUTICALS - 1.5%
	2,200	AmerisourceBergen Corp.	48,730
	4,700	Bristol-Myers Squibb Co.	102,460
	2,100	Cardinal Health, Inc.	59,514
	3,200	Eli Lilly & Co.	108,832
	2,220	Forest Laboratories, Inc. *	61,428
	1,000	McKesson Corp.	58,730
	1,100	Medco Health Solutions, Inc. *	61,732
	2,600	Medicis Pharmaceutical Corp.	55,042
	3,100	Merck & Co.	95,883
	3,800	Mylan, Inc. (PA) *	61,712
	2,500	Omnicare, Inc.	54,175
	11,984	Pfizer, Inc.	204,088
	3,100	Schering-Plough Corp.	87,420
			1,059,746
		REAL ESTATE - 1.0%
	22,000	CB Richard Ellis Group, Inc. - Cl. A *	227,700
	11,400	Forestar Group, Inc. *	168,264
	6,500	Jones Lang LaSalle, Inc.	304,525
			700,489
		RETAIL - 1.6%
	4,700	99 Cents Only Stores *	53,439
	3,600	AutoNation, Inc. *	62,064
	500	AutoZone, Inc. *	67,655
	1,900	Barnes & Noble, Inc.	31,559
	6,700	Cabela's, Inc. *	84,219
	1,700	Cash America International, Inc.	51,442
	2,400	Cato Corp (The)	47,304
	3,400	Chico's FAS, Inc. *	40,630
	1,600	Dollar Tree, Inc. *	72,208
	2,900	Family Dollar Stores, Inc.	82,070
	2,000	Group 1 Automotive, Inc. *	50,840
	1,600	JC Penney Co., Inc.	53,008
	800	Kohl's Corp. *	45,776
	3,300	Macy's, Inc.	57,981
	7,600	Ruby Tuesday, Inc. *	50,616
	4,500	Sonic Automotive, Inc. - Cl. A	40,230
	1,200	Target Corp.	58,116
	2,900	Walgreen Co.	109,707
	1,100	World Fuel Services Corp.	55,935
			1,114,799
		SEMICONDUCTORS - 0.8%
	12,200	Atmel Corp. *	45,384
	2,300	Broadcom Corp. *	61,203
	2,100	Cree, Inc. *	88,410
	4,400	Cypress Semiconductor Corp. *	37,092
	4,000	Intel Corp.	76,440
	9,700	Micron Technology, Inc. *	65,863
	1,800	Rovi Corp. *	49,590
	2,400	Semtech Corp. *	37,128
	3,700	Skyworks Solutions, Inc. *	38,591
	2,400	Texas Instruments, Inc.	56,280
			555,981
		SOFTWARE - 0.7%
	4,400	Acxiom Corp. *	50,512
	2,900	Broadridge Financial Solutions, Inc.	60,349
	2,900	CA, Inc.	60,668
	1,200	Citrix Systems, Inc. *	44,112
	6,355	Fidelity National Information Services, Inc.	138,285
	2,500	Microsoft Corp.	69,325
	2,200	SYNNEX Corp. *	56,606
			479,857
		TELECOMMUNICATIONS - 0.9%
	18,800	3Com Corp. *	96,632
	2,300	Adtran, Inc.	52,991
	4,000	Arris Group, Inc. *	41,040
	2,800	Juniper Networks, Inc. *	71,427
	1,000	QUALCOMM, Inc.	41,410
	21,700	Qwest Communications International, Inc.	77,903
	8,400	RF Micro Devices, Inc. *	33,432
	10,300	Symmetricom, Inc. *	49,337
	12,300	Tellabs, Inc. *	74,046
	3,000	Verizon Communications, Inc.	88,770
			626,988
		TRANSPORTATION - 0.1%
	1,100	Overseas Shipholding Group, Inc.	43,174

		TOTAL COMMON STOCKS
		(Cost $13,396,121)	13,870,688

		EXCHANGE TRADED COMMODITY PRODUCTS - 13.1%^
	17,100	ETFS Leveraged Aluminium *	187,416
	9,800	ETFS Leveraged Cocoa *	475,202
	9,800	ETFS Leveraged Copper *	176,792
	1	ETFS Leveraged Crude Oil *	23
	1	ETFS Leveraged Crude Oil *	6
	29,970	ETFS Leveraged Lead *	415,684
	10,510	ETFS Leveraged Nickel *	81,242
	17,270	ETFS Leveraged Platinum *	264,576
	23,450	ETFS Leveraged Zinc *	425,383
	11,425	ETFS Short Corn *	745,481
	10,695	ETFS Short Crude Oil *	666,833
	15,100	ETFS Short Gasoline *	704,566
	12,240	ETFS Short Heating Oil *	698,170
	7,411	ETFS Short Lean Hogs *	618,967
	2,680	ETFS Short Live Cattle *	180,096
	6,095	ETFS Short Natural Gas *	728,474
	2,470	ETFS Short Soybean Oil *	175,271
	8,650	ETFS Short Wheat *	768,726
	44,100	ETFS Silver *	844,295
	46,561	ETFS Sugar *	864,638
		TOTAL EXCHANGE TRADED COMMODITY
		PRODUCTS (Cost $8,397,969)	9,021,841

		EXCHANGE TRADED FUNDS - 14.9%^
		ASSET ALLOCATION EXCHANGE TRADED FUNDS - 3.0%
	87,986	PowerShares DB G10 Currency Harvest Fund *	2,040,395

		COMMODITY EXCHANGE TRADED FUNDS - 1.8%^
	28,689	PowerShares DB Commodity Index Tracking Fund *	676,630
	15,210	PowerShares DB Gold Fund *	570,527
			1,247,157

		DEBT EXCHANGE TRADED FUNDS - 8.0%^
	4,000	iShares Barclays US Treasury Inflation	416,040
	6,402	iShares iBoxx $ High Yield Corporate Bond Fund	111,907
	550	iShares iBoxx Investment Grade Corporate Bond Fund	58,124
	10,055	iShares JPMorgan USD Emerging Markets Bond Fund	1,025,811
	3,500	iShares S&P National Municipal Bond Fund	359,590
	16,624	PowerShares Emerging Markets Sovereign Debt Portfolio	430,562
	8,900	PowerShares High Yield Corporate Bond Portfolio	758,102
	32,084	SPDR DB International Government Inflation-Protected Bond ETF	1,818,200
	13,100	SPDR Barclays High Yield Bond ETF	497,669
			5,476,005

		EQUITY EXCHANGE TRADED FUNDS - 2.1%^
	1,300	Claymore/BNY Mellon Frontier Markets ETF	22,945
	38,275	iShares MSCI Emerging Markets Index Fund	1,437,609
			1,460,554

		TOTAL EXCHANGE TRADED FUNDS
		(Cost $9,026,876)	10,224,111

	Contracts***
		PURCHASED OPTIONS ON FUTURES - 4.3%
	100	S&P 500 Index E-Mini - Put
		Expiration December 2009, Exercise Price $950	80,500
	50	S&P 500 Index E-Mini - Put
		Expiration December 2009, Exercise Price $1010	76,000
	50	S&P 500 Index E-Mini - Put
		Expiration December 2009, Exercise Price $1020	84,750
	50	S&P 500 Index E-Mini - Put
		Expiration January 2010, Exercise Price $950	59,500
	50	S&P 500 Index E-Mini - Put
		Expiration January 2010, Exercise Price $1010	102,500
	50	S&P 500 Index E-Mini - Put
		Expiration March 2010, Exercise Price $1000	134,250
	150	S&P 500 Index E-Mini - Call
		Expiration December 2009, Exercise Price $710	2,431,500
		TOTAL PURCHASED OPTIONS ON FUTURES
		(Cost $1,100,625)	2,969,000
	Principal
		CORPORATE BONDS AND NOTES - 5.0%^
	$ 130,000	Anheuser-Busch Co., 6.875% due 11/15/2019 +	144,469
	300,000	Bank of America, 6.100% due 6/15/2017	299,841
	350,000	Citigroup, Inc., 5.625% due 8/27/2012	361,312
	300,000	Ford Motor Co., 4.250% due 12/15/2036	294,375
	220,000	Home Depot, Inc., 5.400% due 3/1/2016	231,264
	500,000	International Paper Co., 9.375% due 5/15/2019	603,030
	50,000	Kinder Morgan Energy Partners, 9.000% due 2/1/2019	60,205
	161,000	Textron Financial Corp., 4.600% due 5/3/2010	160,633
	500,000	Pepsico, Inc., 7.900% due 11/1/2018	627,800
	324,000	Verizon Communications, Inc., 8.950% due 3/1/2039	439,409
	205,000	Wyeth, 6.000% due 2/15/2036	219,412
		TOTAL CORPORATE BONDS AND NOTES
		(Cost $3,134,640)	3,441,750

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.3%^
	765,000	Federal Farm Credit Bank, 4.900% due 4/15/2015	840,521
	3,750,000	Federal Home Loan Bank, 3.375% due 2/27/2013	3,942,975
	20,176	Federal National Mortgage Association, Pool 905090, 5.500% due 10/1/2021	21,462
	516,501	Federal National Mortgage Association, Pool 357919, 5.500% due 8/1/2020	551,075
	72,607	Federal National Mortgage Association, Pool 950647, 5.500% due 8/1/2022	77,196
	500,000	Federal National Mortgage Association, 6.250% due 2/1/2011	528,235
	1,984,151	FGLMC Pool A86274, 4.500% due 5/1/2039	2,006,076
	1,226,953	FNCI Pool 745418, 5.500% due 4/1/2036	1,292,215
	1,268,870	FNCL Pool 257157, 4.000% due 3/1/2023	1,294,844
	123,000	Freddie Mac, 5.000% due 11/13/2014	135,140
	4,500,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	4,744,643
	4,000,000	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	6,762,459
		TOTAL U.S. GOVERNMENT AND AGENCY
		OBLIGATIONS (Cost $21,552,398)	22,196,841

	Shares
		SHORT-TERM INVESTMENTS - 10.7%
	7,310,738	HighMark Treasury Plus Money Market, UBOC Money Market
		to yield 0.09%**, 11/2/2009 (Cost 7,310,738)	7,310,738

		TOTAL INVESTMENTS - 100.5% (Cost $63,919,367) (a)	$ 69,034,969
		OTHER ASSETS & LIABILITIES - (0.5)%	(332,432)
		TOTAL NET ASSETS - 100.0%	$ 68,702,537

*Non-income producing security
** Money market fund, interest rate reflects seven-day effective yield on October 31, 2009.
*** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.
^	All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation	$ 6,026,704
		Unrealized Depreciation	(911,102)
		Net Unrealized Appreciation	$ 5,115,602

	Long (Short)		Unrealized
	Contracts		Gain / (Loss)
		OPEN LONG FUTURES CONTRACTS
	7	Australian Dollar Future December 2009
		(Underlying Face Amount at Value $627,830)	$ 15,590
	134	CBOE VIX Future November 2009
		(Underlying Face Amount at Value $3,731,900)	340,999
	28	E-Mini MSCI Emerging December 2009
		(Underlying Face Amount at Value $1,254,400)	14,840
	4	Euro Fx Future December 2009
		(Underlying Face Amount at Value $5,892)	6,150
	5	Japanese Yen Future December 2009
		(Underlying Face Amount at Value $694,563)	16,031
	9	New Zealand Dollar Future December 2009
		(Underlying Face Amount at Value $644,310)	(310)
	5	Swiss Franc Future December 2009
		(Underlying Face Amount at Value $644,310)	7,594

		Total Net Unrealized Gain from Open Long Futures Contracts	$ 400,894

		OPEN SHORT FUTURES CONTRACTS
	(6)	British Pound Future December 2009
		(Underlying Face Amount at Value $616,575)	8,213
	(40)	CBOE VIX Future February 2010
		(Underlying Face Amount at Value $1,130,000)	18,650
	(19)	Mexican Peso Future December 2009
		(Underlying Face Amount at Value $714,400)	(17,338)
	(64)	US 10 Year Note December 2009
		(Underlying Face Amount at Value $7,590,976)	(36,000)
	(65)	US 5 Year Note December 2009
		(Underlying Face Amount at Value $7,569,445)	(4,297)

		Total Net Unrealized Loss from Open Short Futures Contracts	$ (30,772)

		Total Net Unrealized Gain from Open Futures Contracts	$ 370,122

	Contracts ***		Value
		SCHEDULE OF OPTIONS WRITTEN
	150	S&P 500 Index E-Mini Future Call
		Expiration December 2009, Exercise Price $910	$ 1,001,250
	50	S&P 500 Index E-Mini Future Call
		Expiration December 2009, Exercise Price $1110	22,250
	50	S&P 500 Index E-Mini Future Call
		Expiration December 2009, Exercise Price $1125	15,000
	50	S&P 500 Index E-Mini Future Call
		Expiration January 2010, Exercise Price $1125	25,500
	50	S&P 500 Index E-Mini Future Call
		Expiration March 2010, Exercise Price $875	55,250
	50	S&P 500 Index E-Mini Future Call
		Expiration March 2010, Exercise Price $1100	77,250
	50	S&P 500 Index E-Mini Future Put
		Expiration December 2009, Exercise Price $710	3,625
	50	S&P 500 Index E-Mini Future Put
		Expiration December 2009, Exercise Price $830	12,000
	50	S&P 500 Index E-Mini Future Put
		Expiration December 2009, Exercise Price $885	20,250

		Total Options Written (Proceeds $1,363,750)	$ 1,232,375

	*** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

			Unrealized
			Gain / (Loss)
		EQUITY BASKET SWAP
		Short Equity Basket Swap, Goldman Sachs - 13 month agreement [monthly reset]
		to receive depreciation of custom stock basket vs. appreciation of
		custom stock basket plus 1month LIBOR - 70 Bps.
		(Notional Amount $7,236,960)	$ 588,485

Forward Foreign Exchange Contracts
	Contract To
Settlement Date	Receive		Deliver		Unrealized Gain (Loss)
11/2/2009	United States Dollar	660,376.71	Norwegian Krone	3,750,000.00	$ 2,128.23
11/2/2009	United States Dollar	643,004.20	South African Rand	5,000,000.00	3,640.54
11/2/2009	Norwegian Krone	3,750,000.00	United States Dollar	648,523.01	9,725.47
11/2/2009	South African Rand	5,000,000.00	United States Dollar	659,422.69	(20,059.03)
11/6/2009	South Korean Won	760,000,000.00	United States Dollar	650,684.64	(8,075.73)
11/9/2009	Brazilian Real	1,200,000.00	United States Dollar	677,124.48	9,917.30
12/3/2009	Norwegian Krone	3,750,000.00	United States Dollar	659,621.56	(2,147.14)
12/3/2009	South African Rand	5,000,000.00	United States Dollar	639,363.95	(3,699.87)
				Total Unrealized Loss	(8,570.23)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 13,870,688	$ -	$ -	$ 13,870,688
Exchange Traded Funds	10,224,111	-	-	10,224,111
Exchange Traded Commodity Products	9,021,841	-	-	9,021,841
Purchased Options on Futures	2,969,000	-	-	2,969,000
U.S. Government and Agency Obligations	-	22,196,841	-	22,196,841
Corporate Bonds and Notes	-	3,441,750	-	3,441,750
Short-Term Investments	-	7,310,738	-	7,310,738
Open Swap Contracts	-	588,485	-	588,485
Open Futures Contracts	370,122	-	-	370,122
Total	$ 36,455,762	$ 33,537,814	$ -	$ 69,993,576
Liabilities	Level 1	Level 2	Level 3	Total
Foreign Exchange Contracts	$ 8,570	$ -	$ -	$ 8,570
Open Written Options	1,232,375	-	-	1,232,375
Total	$ 1,240,945	$ -	$ -	$ 1,240,945

                                      The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/29/09

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/29/09